Basis of Preparation (Details) - USD ($) $ in Thousands	Jul. 16, 2020	Jun. 30, 2020	Dec. 31, 2019
Basis of Presentation
Current assets		$ 105,901	$ 109,353
Current liabilities		387,170	186,743
Working capital position		(281,269)
Loans due within one year		$ 318,256	$ 115,572
Amount of current loans refinanced	$ 242,974